Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment, Net

	2022
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
January 1	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
Additions	—	3,780	6,748	636	—	4,907,318	4,918,482
Disposals	—	—	(46,084)	(2,597)	—	—	(48,681)
Reclassifications	—	1,503,432	2,603,381	685,481	294,765	(5,086,047)	1,012
Depreciation expenses	—	(465,260)	(3,075,191)	(724,813)	(257,817)	—	(4,523,081)
Impairment losses	—	—	(12,721)	—	—	—	(12,721)
Exchange adjustment	—	—	50	—	23	—	73
December 31	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
December 31
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205

	2023
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
January 1	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
Additions	—	1,303	5,579	291	1,376	3,219,922	3,228,471
Disposals	—	—	(16,574)	(11,038)	—	—	(27,612)
Reclassifications	2,000	469,597	1,787,140	586,090	226,610	(3,071,437)	—
Depreciation expenses	—	(557,187)	(3,043,504)	(635,227)	(262,388)	—	(4,498,306)
Impairment losses	—	—	(9,236)	—	—	—	(9,236)
Exchange adjustment	—	—	—	—	(19)	—	(19)
December 31	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
December 31
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503

	2024
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
January 1	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
Additions	—	5,619	8,260	665	—	5,436,887	5,451,431
Disposals	—	—	(495)	(21,744)	(501)	—	(22,740)
Reclassifications	—	1,241,424	3,016,325	859,198	220,864	(5,337,811)	—
Depreciation expenses	—	(605,548)	(3,050,253)	(642,589)	(254,502)	—	(4,552,892)
Impairment losses	—	—	(18,618)	—	—	—	(18,618)
Exchange adjustment	—	—	24	—	52	—	76
December 31	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
December 31
Cost	454,738	15,075,654	62,448,765	6,488,339	2,927,335	751,761	88,146,592
Accumulated depreciation and impairment	—	(9,134,938)	(51,011,749)	(5,555,996)	(2,447,149)	—	(68,149,832)
	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Amount of interest capitalized	10,856	7,692	12,542
Range of the interest rates for capitalization	1.0094%	1.4588%	1.6380%